Global Atlantic BlackRock Disciplined Growth Portfolio

Portfolio of Investments (Unaudited)

September 30, 2025

	Shares/ Principal	Fair Value
Common Stocks - 98.1%
Aerospace & Defense - 1.5%
Carpenter Technology Corp.	492	$120,806
General Electric Co.	3,851	1,158,458
HEICO Corp.	39	12,590
HEICO Corp., Class A	818	207,845
Howmet Aerospace, Inc.	256	50,235
		1,549,934
Automobiles - 3.5%
Tesla, Inc. *	8,263	3,674,721

Banks - 0.1%
Citigroup, Inc.	351	35,627
NU Holdings Ltd., Class A *	3,945	63,159
		98,786
Biotechnology - 2.4%
AbbVie, Inc.	6,862	1,588,828
Alnylam Pharmaceuticals, Inc. *	307	139,992
Gilead Sciences, Inc.	1,271	141,081
Natera, Inc. *	1,427	229,704
Regeneron Pharmaceuticals, Inc.	415	233,342
Vertex Pharmaceuticals, Inc. *	517	202,478
		2,535,425
Broadline Retail - 4.6%
Amazon.com, Inc. *	21,304	4,677,719
Coupang, Inc. *	5,131	165,218
		4,842,937
Building Products - 0.8%
Armstrong World Industries, Inc.	572	112,118
Johnson Controls International PLC	1,390	152,831
Trane Technologies PLC	1,293	545,594
		810,543
Capital Markets - 2.2%
Blackstone, Inc.	2,942	502,641
Charles Schwab Corp. (The)	13,058	1,246,647
Moody's Corp.	504	240,146
Morgan Stanley	888	141,156
Nasdaq, Inc.	2,144	189,637
		2,320,227
Chemicals - 0.1%
Corteva, Inc.	1,098	74,258

Commercial Services & Supplies - 1.0%
Cintas Corp.	3,305	678,384
Copart, Inc. *	2,737	123,083
Republic Services, Inc.	465	106,708
Veralto Corp.	591	63,006
Waste Management, Inc.	579	127,861
		1,099,042
Communications Equipment - 1.3%
Arista Networks, Inc. *	7,349	1,070,823
Motorola Solutions, Inc.	625	285,806
		1,356,629

	Shares/ Principal	Fair Value

Construction & Engineering - 0.5%
Comfort Systems USA, Inc.	505	$416,716
MasTec, Inc. *	812	172,802
		589,518
Consumer Finance - 0.3%
American Express Co.	992	329,503

Consumer Staples Distribution & Retail - 2.3%
Costco Wholesale Corp.	1,690	1,564,315
Walmart, Inc.	8,178	842,824
		2,407,139
Electrical Equipment - 0.6%
AMETEK, Inc.	701	131,788
GE Vernova, Inc.	786	483,311
Rockwell Automation, Inc.	39	13,632
		628,731
Electronic Equipment, Instruments & Components - 1.8%
Amphenol Corp., Class A	11,045	1,366,819
Flex Ltd. *	4,798	278,140
Jabil, Inc.	138	29,969
Keysight Technologies, Inc. *	922	161,276
TE Connectivity PLC	481	105,594
		1,941,798
Entertainment - 2.6%
Electronic Arts, Inc.	1,633	329,376
Netflix, Inc. *	1,772	2,124,486
ROBLOX Corp., Class A *	1,789	247,813
Spotify Technology SA *	164	114,472
		2,816,147
Financial Services - 3.3%
Klarna Group PLC *	699	25,618
Mastercard, Inc., Class A	2,563	1,457,860
Visa, Inc., Class A	5,829	1,989,904
		3,473,382
Ground Transportation - 0.5%
Uber Technologies, Inc. *	5,370	526,099
Union Pacific Corp.	173	40,892
		566,991
Health Care Equipment & Supplies - 1.6%
Boston Scientific Corp. *	7,196	702,546
Insulet Corp. *	207	63,907
Intuitive Surgical, Inc. *	1,621	724,960
Stryker Corp.	432	159,697
		1,651,110
Health Care Providers & Services - 0.9%
Cardinal Health, Inc.	4,658	731,120
HealthEquity, Inc. *	1,039	98,466
McKesson Corp.	104	80,344
		909,930

Global Atlantic BlackRock Disciplined Growth Portfolio

Portfolio of Investments (Unaudited) (Continued)

September 30, 2025

	Shares/ Principal	Fair Value

Hotels, Restaurants & Leisure - 1.8%
Booking Holdings, Inc.	208	$1,123,048
Chipotle Mexican Grill, Inc. *	5,185	203,200
DoorDash, Inc., Class A *	1,277	347,331
Las Vegas Sands Corp.	531	28,563
McDonald's Corp.	282	85,697
Royal Caribbean Cruises Ltd.	50	16,179
Viking Holdings Ltd. *	2,307	143,403
		1,947,421
Household Durables - 0.4%
Garmin Ltd.	1,821	448,367

Industrial Conglomerates - 0.5%
Honeywell International, Inc.	2,674	562,877

Interactive Media & Services - 9.6%
Alphabet, Inc., Class A	11,627	2,826,524
Alphabet, Inc., Class C	9,793	2,385,085
Meta Platforms, Inc., Class A	6,783	4,981,299
		10,192,908
IT Services - 0.8%
GoDaddy, Inc., Class A *	874	119,589
International Business Machines Corp.	2,505	706,811
Snowflake, Inc. *	130	29,322
		855,722
Leisure Products - 0.0%†
Hasbro, Inc.	652	49,454

Machinery - 0.4%
Mueller Industries, Inc.	2,675	270,470
Parker-Hannifin Corp.	155	117,513
		387,983
Media - 0.0%†
Trade Desk, Inc. (The), Class A *	909	44,550

Pharmaceuticals - 2.6%
Bristol-Myers Squibb Co.	8,952	403,735
Eli Lilly & Co.	3,040	2,319,520
		2,723,255
Professional Services - 0.0%†
ExlService Holdings, Inc. *	531	23,380

Semiconductors & Semiconductor Equipment - 20.9%
Advanced Micro Devices, Inc. *	17,561	2,841,194
Analog Devices, Inc.	1,323	325,061
Astera Labs, Inc. *	302	59,132
Broadcom, Inc.	19,268	6,356,706
Credo Technology Group Holding Ltd. *	992	144,445
KLA Corp.	137	147,768
Lam Research Corp.	13,064	1,749,270
Marvell Technology, Inc.	1,947	163,684
Micron Technology, Inc.	425	71,111
Monolithic Power Systems, Inc.	90	82,858
NVIDIA Corp.	52,166	9,733,132

	Shares/ Principal	Fair Value

Semiconductors & Semiconductor Equipment (continued)
Qorvo, Inc. *	157	$14,300
QUALCOMM, Inc.	1,908	317,415
Texas Instruments, Inc.	1,202	220,843
		22,226,919
Software - 17.6%
Adobe, Inc. *	2,144	756,296
AppLovin Corp., Class A *	586	421,064
Atlassian Corp., Class A *	889	141,973
Autodesk, Inc. *	566	179,801
Cadence Design Systems, Inc. *	274	96,245
Crowdstrike Holdings, Inc., Class A *	568	278,536
Elastic NV *	1,561	131,889
Fair Isaac Corp. *	27	40,406
Figma, Inc., Class A *	469	24,327
Fortinet, Inc. *	2,275	191,282
HubSpot, Inc. *	341	159,520
Intuit, Inc.	1,661	1,134,314
Microsoft Corp.	18,782	9,728,137
Oracle Corp.	6,299	1,771,531
Palantir Technologies, Inc., Class A *	8,605	1,569,724
Palo Alto Networks, Inc. *	1,992	405,611
Rubrik, Inc., Class A *	410	33,722
Salesforce, Inc.	2,045	484,665
ServiceNow, Inc. *	1,195	1,099,735
Zscaler, Inc. *	60	17,980
		18,666,758
Specialty Retail - 1.7%
Carvana Co. *	365	137,693
Home Depot, Inc. (The)	1,776	719,618
O'Reilly Automotive, Inc. *	421	45,388
TJX Cos., Inc. (The)	6,586	951,940
		1,854,639
Technology Hardware, Storage & Peripherals - 9.2%
Apple, Inc.	33,663	8,571,610
Dell Technologies, Inc., Class C	2,672	378,809
NetApp, Inc.	3,095	366,634
Pure Storage, Inc., Class A *	2,526	211,704
Western Digital Corp.	1,945	233,517
		9,762,274
Textiles, Apparel & Luxury Goods - 0.3%
Amer Sports, Inc. *	1,845	64,114
Ralph Lauren Corp.	168	52,678
Tapestry, Inc.	1,798	203,569
		320,361
Trading Companies & Distributors - 0.4%
Ferguson Enterprises, Inc.	1,790	401,998

Total Common Stocks
(Cost - $54,361,376)		104,145,617

Global Atlantic BlackRock Disciplined Growth Portfolio

Portfolio of Investments (Unaudited) (Continued)

September 30, 2025

	Shares/ Principal	Fair Value
Short-Term Investments - 1.8%
Money Market Funds - 1.8%
Fidelity Investments Money Market Fund - Government Portfolio, Institutional Class, 4.04%(a) (Cost - $1,894,066)	1,894,066	$1,894,066
Total Short-Term Investments (Cost - $1,894,066)		1,894,066
Total Investments - 99.9%
(Cost - $56,255,442)		$106,039,683
Other Assets Less Liabilities - Net 0.1%		100,164
Total Net Assets - 100.0%		$106,139,847

*	Non-income producing security.
†	Represents less than 0.05%.
(a)	The rate shown is the annualized seven-day yield at period end.

PLC	-	Public Limited Company

Global Atlantic BlackRock Disciplined Growth Portfolio

Portfolio of Investments (Unaudited) (Continued)

September 30, 2025

Futures Contracts

	Counterparty	Number of Contracts	Expiration Date	Notional Value	Fair Value/Unrealized Appreciation (Depreciation)
Long Futures Contracts
NASDAQ 100 E-MINI DEC25	Goldman Sachs & Co.	4	12/19/2025	$1,992,140	$40,029